Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Deferred Income Tax Assets and Liabilities

Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2018 and December 31, 2017 are as follows:

Deferred Tax Assets

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	4,901	(3,325)	—	—	1,576
Other Financial Assets	—	1,901	—	(2,179)	(278)
Loans and Other Financing	927,737	595,664	—	—	1,523,401
Property, Plant and Equipment	(223,241)	(455,616)	—	(21)	(678,878)
Intangible Assets	—	—	—	—	—
Tax Loss Carry-forwards	—	7,612	(3,764)	—	3,848
Other Non-financial Assets	40,131	(6,137)	—	—	33,994
Non-current Assets Held for Sale	—	(3,980)	1,876	2,104	—
Allowance for Impairment	4,609	20,401	—	—	25,010
Other Financial Liabilities	912	(16,843)	—	—	(15,931)
Provisions	17,201	92,545	—	(55,234)	54,512
Other Non-financial Liabilities	4,146	12,974	—	558	17,678
Quotation Difference	5,548	1,236	—	—	6,784
Others	(19,374)	22,895	—	(2,262)	1,259

Totals	762,570	269,327	(1,888)	(57,034)	972,975

Deferred Tax Liabilities

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	16,718	(143,241)	—	—	(126,523)
Other Financial Assets	(37,930)	(13,364)	—	2,179	(49,115)
Loans and Other Financing	321,679	1,049,720	—	—	1,371,399
Property, Plant and Equipment	(2,784,001)	(481,544)	—	21	(3,265,524)
Intangible Assets	258,221	(433,524)	—	—	(175,303)
Tax Loss Carry-forwards	—	—	—	—	—
Other Non-financial Assets	(154,315)	(223,424)	—	—	(377,739)
Non-current Assets Held for Sale	(380,838)	383,774	—	(2,104)	832
Allowance for Impairment	—	—	—	—	—
Subordinated Debt Securities	(20,331)	2,734	—	—	(17,597)
Provisions	200,091	131,926	—	55,234	387,251
Other Non-financial Liabilities	494,380	(89,776)	—	(558)	404,046
Others	(2,214)	(55,421)	—	2,262	(55,373)

Totals	(2,088,540)	127,860	—	57,034	(1,903,646)

Deferred Tax Assets

Item	01.01.17	Charge to Income	Allowance for Impairment	Others	12.31.17
Valuation of Securities	3,814	1,087	—	—	4,901
Other Financial Assets	(58)	58	—	—	—
Loans and Other Financing	1,190,776	(263,039)	—	—	927,737
Property, Plant and Equipment	(230,188)	83	—	6,864	(223,241)
Intangible Assets	(92)	92	—	—	—
Tax Loss Carry-forwards	1,725	(1,725)	—	—	—
Other Non-financial Assets	3,995	36,136	—	—	40,131
Non-current Assets Held for Sale	—	—	—	—	—
Allowance for Impairment	3,292	1,301	16	—	4,609
Other Financial Liabilities	—	912	—	—	912
Provisions	80,260	(9,796)	—	(53,263)	17,201
Other Non-financial Liabilities	3,504	642	—	—	4,146
Quotation Difference	16,022	(10,474)	—	—	5,548
Others	(37,790)	18,416	—	—	(19,374)

Totals	1,035,260	(226,307)	16	(46,399)	762,570

Deferred Tax Liabilities

Item	01.01.17	Charge to Income	Allowance for Impairment	Others	12.31.17
Valuation of Securities	(38,276)	54,994	—	—	16,718
Other Financial Assets	(30,062)	(7,503)	—	(365)	(37,930)
Loans and Other Financing	387,020	(65,341)	—	—	321,679
Property, Plant and Equipment	(3,415,959)	632,760	—	(802)	(2,784,001)
Intangible Assets	570,959	(312,738)	—	—	258,221
Tax Loss Carry-forwards	272,828	(265,421)	(7,716)	309	—
Other Non-financial Assets	5,018	(159,333)	—	—	(154,315)
Non-current Assets Held for Sale	—	(378,067)	(2,771)	—	(380,838)
Allowance for Impairment	(276,698)	54,977	221,721	—	—
Subordinated Debt Securities	(3,173)	(17,158)	—	—	(20,331)
Provisions	632,800	(484,267)	—	51,558	200,091
Other Non-financial Liabilities	50,291	445,557	—	(1,468)	494,380
Others	1,655	(2,248)	—	(1,621)	(2,214)

Totals	(1,843,597)	(503,788)	211,234	47,611	(2,088,540)

Summary of Changes in Deferred Income Tax Assets and Liabilities	In addition, the expiration dates of tax loss carry-forwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	25,373	2023	7,612